Fair Value Measurements - Schedule of Fair Value of Assets Measured on Recurring Basis (Detail) - Fair Value, Measurements, Recurring [Member] - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Total Securities Available-for-sale [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	$ 127,969	$ 100,108
U.S. Treasury Security [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	1,000	1,000
U.S. Government Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	18,118	25,079
Mortgage-Backed Securities of Government Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	63,179	48,347
Other Mortgage-Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	104	141
Asset-Backed Securities of Government Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	1,392	2,604
State and Political Subdivisions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	25,301	18,267
Corporate Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	18,811	4,542
Total Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	127,905	99,980
Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	64	128
Level I [Member] | Total Securities Available-for-sale [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	1,064	1,128
Level I [Member] | U.S. Treasury Security [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	1,000	1,000
Level I [Member] | Total Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	1,000	1,000
Level I [Member] | Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	64	128
Level II [Member] | Total Securities Available-for-sale [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	126,905	98,980
Level II [Member] | U.S. Government Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	18,118	25,079
Level II [Member] | Mortgage-Backed Securities of Government Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	63,179	48,347
Level II [Member] | Other Mortgage-Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	104	141
Level II [Member] | Asset-Backed Securities of Government Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	1,392	2,604
Level II [Member] | State and Political Subdivisions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	25,301	18,267
Level II [Member] | Corporate Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	18,811	4,542
Level II [Member] | Total Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	$ 126,905	$ 98,980